Intangible Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended		6 Months Ended	9 Months Ended					0 Months Ended	9 Months Ended
	Jun. 30, 2013 Customer Relationships [Member]	Sep. 30, 2013 Successor [Member]	Mar. 31, 2013 FCC Licenses [Member] Predecessor [Member]	Jul. 10, 2013 FCC Licenses [Member] Predecessor [Member]	May 17, 2013 FCC Licenses [Member] Predecessor [Member]	Jul. 09, 2013 Clearwire Acquisition [Member] FCC Licenses [Member] Predecessor [Member]	Mar. 31, 2014 SoftBank Merger [Member] Customer Relationships [Member]	Mar. 31, 2014 SoftBank Merger [Member] Favorable spectrum leases [Member]	Mar. 31, 2014 SoftBank Merger [Member] Favorable tower leases [Member]	Mar. 31, 2014 SoftBank Merger [Member] Trademarks [Member]	Mar. 31, 2014 SoftBank Merger [Member] Other Finite Lived Intangible Assets [Member]	Jul. 10, 2013 SoftBank Merger [Member] Successor [Member]	Mar. 31, 2014 SoftBank Merger [Member] FCC Licenses [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Fair value of indefinite lived intangible assets acquired in asset acquisition transaction					$ 605
Indefinite-lived Intangible Assets Acquired						11,900							35,723
Payments directly attributable to performance under report and order, net change related to FCC licenses			45	91
Goodwill, Acquired During Period		6,400										6,383
Finite-lived Intangible Assets Acquired	$ 32						$ 6,923	$ 884	$ 589	$ 520	$ 52